Investment Securities	12 Months Ended
Dec. 31, 2014
Investments Schedule [Abstract]
Investment Securities

8 INVESTMENT SECURITIES

As at December 31, 2014, all the investment securities held by the Company are classified as available-for-sale investments. The aggregate cost, interest income, gross unrealized holding gains, foreign exchange translation adjustments, and aggregate fair value of available-for-sale investments at December 31, 2014 were as follows:

	Aggregate cost basis	Interest income	Gross unrealized holding gains	Foreign currency translation adjustments	Aggregate fair value
	RMB	RMB	RMB	RMB	RMB
Corporate convertible notes	9,237,000	307,140	982,848	(63,498)	10,463,490
Redeemable convertible preferred shares	52,751,569	—	10,230,475	(323,484)	62,658,560

Total	61,988,569	307,140	11,213,323	(386,982)	73,122,050

On April 17, 2014, the Company purchased 290,000 shares of Weibo Corporation “Weibo”, a Cayman Islands company with operations substantially in PRC, at Weibo’s initial public offering price of US$17.00 per share or US$4,930,000 in aggregate. On September 12 and September 16, 2014, the Company sold 200,600 shares and 89,400 shares at average price of US$21.67 per share and US$21.60 per share, respectively, or US$6,277,098 in aggregate. The Company recognized a realized gain of RMB8,274,923 representing the difference between the cost and the proceeds, which is included in “investment income” in the consolidated statement of comprehensive income (loss) for the year ended December 31, 2014.

On May 1, 2014, the Company entered into a note purchase agreement with Quettra, Inc. (“Quettra”), a Delaware private corporation, which focuses on mobile internet services, whereby the Company purchased from Quettra an unsecured convertible promissory note in the aggregate principal amount of US$1,500,000 (RMB9,237,000). The outstanding principal amount of and all accrued but unpaid interest on the note shall be due and payable at any time on or after November 1, 2015. In the event that a change of control of Quettra is consummated prior to repayment or conversion of the notes, the notes shall become due and payable immediately prior to the closing of the change of control and receive in payment thereof an amount equal to 150% of the outstanding principal amount of the Notes, plus all accrued by unpaid interest thereon. The embedded feature of change of control is an embedded derivative separately accounted for from the host contract. As at December 31, 2014, the fair value of the embedded derivative was nil, as the Company believes that the possibility of a change of control is remote. The convertible note bears simple interest at the rate of five percent per annum from the date of issuance until repayment or conversion of the convertible note. For the year ended December 31, 2014, RMB307,140 was recognized as interest income in consolidated statements of comprehensive income (loss). The investment is classified as available-for-sale securities and is measured at fair value as of the balance sheet date. Unrealized holding gains and losses are excluded from earnings and are reported in other comprehensive income (loss) until realized. Unrealized holding gain RMB982,848 were reported in other comprehensive income for the year ended December 31, 2014.

On October 2, 2014, the Company acquired 11,500,000 of Series A redeemable convertible preferred shares and 14,931,945 of Series B redeemable convertible preferred shares issued by MobileWoo Technology Holdings Limited (“MobileWoo”), a private company, that provides mobile products and services. The Company paid cash consideration of US$8,574,005 or RMB52,751,569 for the redeemable convertible preferred shares, which is equivalent to a 46.02% equity ownership interest in MobileWoo. At the option of the Company, MobileWoo shall be required to redeem the outstanding redeemable convertible preferred shares at the date on or after 24 October 2016. The investment is classified as available-for-sale securities and is measured at fair value as of the balance sheet date. Unrealized holding gains and losses are excluded from earnings and are reported in other comprehensive income (loss) until realized. An unrealized holding gain of RMB10,230,475 were recognized in other comprehensive income for the year ended December 31 2014.